SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Future Amortization of Patents	As of December 31, 2021, future amortization of patents is expected as follows:
2022	$19,169
2023	19,168
2024	6,493
2025	185
2026	-
$45,015

Deferred Revenue	Deferred revenue was as follows:
Balance as of January 1, 2020	$-
Additions	307,500
Recognized as revenue	-
Balance as of December 31, 2020	307,500
Additions	22,500
Recognized as revenue	(307,500)
Balance as of December 31, 2021	$22,500